Share-based payment	12 Months Ended
Dec. 31, 2024
Share-based payment
Share-based payment

Note 31     Share-based payment

The Group has established different stock awards programs and other share-based payment plans to incentivize the directors, executive officers and employees, enabling them to benefit from the increased market capitalization of the Company.

During 2018, GeoPark announced the 2018 Equity Incentive Plan (the “Plan”) to motivate and reward those employees, directors, consultants and advisors of the Group to perform at the highest level and to further the best interests of the Company and its shareholders. This Plan is designed as a master plan, with a 10-year term, and embraces all equity incentive programs that the Company decides to implement throughout such term. The maximum number of shares available for issuance under the Plan is 5,000,000 Shares.

In 2020, a share-based compensation program for employees was approved for approximately 800,000 shares, to vest in 2023. On February 17, 2023, the Compensation Committee reviewed the Group’s results and the performance conditions established in the program and approved 152,030 shares to be delivered to participants, due to the fact that, throughout the vesting period, the performance conditions included in the program were only partially achieved and, to a lesser extent, the Group had lower hirings than estimated and not all the beneficiaries continued being employees at the vesting date.

On March 8, 2022, and March 4, 2025, the Company’s Board of Directors approved pools of approximately 215,000 and 200,000 shares, respectively, oriented for retention of key employees and new hires bonuses, under the Stock Awards Program. The vesting of the plans are in a three-years period from the grant date.

During 2022, the Company’s Board of Directors, based on the recommendation of the Compensation Committee, approved a Long-Term Incentive program (“LTIP”) for executive officers. Main characteristics of the program are:

●	All executive officers are eligible.
●	Grants are awarded annually to executive officers.
●	The components of the Program are the following:
-	20% Time-based Restricted Share Units (RSUs) vesting ratably in three equal installments on each of the first three anniversaries of the grant date;
-	35% Relative Performance Share Units based on relative total shareholder return (TSR) and measured over three-year performance period relative to peer group; and
-	45% Absolute Performance Share Units (PSUs) based on absolute total shareholder return (TSR) and measured over three-year performance period.

In 2022, the Compensation Committee approved grants with respect to the LTIP Executives of an estimated 571,984 total shares, to vest during a three-year period. On February 17, 2023, February 26, 2024, and March 4, 2025, the Compensation Committee approved new grants of 197,197, 351,971 and 287,656 shares, respectively, to vest during a three-year period.

On January 25, 2023, February 26, 2024, and March 25, 2025, the Compensation Committee determined that 246,110, 86,602 and 93,326 shares, respectively, should be delivered to the participants according to the abovementioned grants.

In December 2022, the Company’s Board of Directors, based on the recommendation of the Compensation Committee, approved a Long-Term Incentive program for employees and new hirings. Main characteristics of the program are:

●	All employees (non-top management) and new hirings are eligible.
●	3-year program, with a grant date of January 2, 2023, or the date on which the employees are hired.
●	The components of the program are the following:
-	30% Time-based RSUs: vesting annually ratably in three equal installments;
-	30% Company Performance: measured over three-year performance period (December 2022-December 2025); and
-	40% Absolute Performance Shares: share price at the date of vesting must be higher than the share price at the date of grant or date of hiring.
●	The vesting date of the Performance Shares (Company and Absolute) will be on January 2, 2026.

Details of these costs and the characteristics of the different stock awards programs and other share-based payments are described in the following table:

	Awards at the	Awards granted	Awards	Awards	Awards at	Charged to net profit/loss
	beginning	in the year	forfeited	exercised	year end	2024	2023	2022

Programs	No. of Shares					Amounts in US$ '000
Oriented to Employees
LTIP for Employees	689,717	121,651	(122,513)	(28,207)	660,648	1,272	1,452	—
Retention Program 2022	187,844	10,000	(19,916)	(9,889)	168,039	930	990	619
Compensation Program 2020	90,050	—	—	(29,779)	60,271	—	—	1,691
Oriented to Directors and Executive Officers
LTIP for Executives	571,288	351,971	(200,381)	(86,602)	636,276	2,738	3,612	2,111
Shares granted to Non-Executive Directors	—	121,694	—	(121,694)	—	1,114	1,133	1,041
Shares granted to Executive Officers	36,666	55,000	(15,555)	(12,777)	63,334	220	141	3,560
Value Creation Plan 2019	—	—	—	—	—	—	—	2,016
	1,575,565	660,316	(358,365)	(288,948)	1,588,568	6,274	7,328	11,038

The awards that are forfeited correspond to employees that had left the Group before vesting date.